CASH, CASH EQUIVALENTS, AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Investments [Abstract]
Cash and cash equivalents	$ 16,553	$ 17,011		$ 22,611
Restricted cash, current	487	476		354
Restricted cash, non-current	174	180		205
Total cash, cash equivalents, and restricted cash	$ 17,214	$ 17,667	$ 20,999	$ 23,170	$ 27,477